Reorganization and Initial Public Offering - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended				1 Months Ended						3 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended
	Dec. 20, 2011	Nov. 30, 2011	Jul. 31, 2011	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Apr. 02, 2011	Jun. 30, 2011 Shl Kors Limited	Jun. 30, 2011 Mr Kors	Jun. 30, 2011 Shl Fashion Limited	Dec. 20, 2011 IPO	Apr. 30, 2012 Secondary Public Offering	Mar. 31, 2012 Secondary Public Offering	Jun. 30, 2012 Secondary Public Offering	Dec. 20, 2011 Preferred Stock	Jul. 31, 2011 Preferred Stock	Mar. 31, 2012 Preferred Stock	Jul. 31, 2011 Preferred Stock Private Placement	Jul. 31, 2011 Preferred Stock Private Placement Previous Shareholders of Shl Fashion Limited and Mr Kors	Dec. 20, 2011 Common Stock	Jul. 31, 2011 Common Stock	Mar. 31, 2012 Common Stock
Reorganization [Line Items]
Ownership interest before transaction								85.00%	15.00%	100.00%
Issuance of shares in exchange for note, shares																475,796	475,796 [1]				6,579,656	6,579,656 [1]
Issuance of shares in exchange for note, value			$ 101,700,000	$ 101,650,000 [1]
Issuance of new shares, shares											54,280,000	3,500,000	25,000,000			10,639,716	217,137	217,137	10,639,716		147,134,033
Issuance of new shares, value				9,550,000														10,000,000	490,000,000
Proceeds from private placement				9,550,000														9,500,000
Placement fees																		500,000
Ordinary shares, shares authorized			650,000,000	650,000,000	650,000,000		650,000,000
Ordinary shares, shares issued			147,134,033	192,731,390	193,226,091	4,351	140,554,377
Ordinary shares, shares outstanding			147,134,033	192,731,390	193,226,091	4,351	140,554,377
Convertible preference shares, shares authorized			10,856,853
Convertible preference shares, shares issued			10,856,853				10,163,920
Convertible preference shares, shares outstanding			10,856,853				10,163,920
Elimination of contingent redemption on ordinary shares			6,700,000	6,706,000
Issuance of new shares, price per share											$ 20	$ 47.00	$ 47.00
Conversion of convertible preference shares															10,856,853		(10,856,853)			41,256,025		41,256,025
Share split ratio	3.8	3.8
Ownership interest after transaction													26.10%	25.00%
Fees related to secondary offering														$ 700,000

[1]	Represents the extinguishment of the note payable to the company's parent